SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY Notes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Ownership percentage			100.00%
Net Income (Loss)	$ 222,832	$ 167,556	$ 369,368	$ 265,255	$ 53,740
PSE and PLNG
Condensed Financial Statements, Captions [Line Items]
Net Income (Loss)			450,100	338,100	114,800
Business Combination Adjustment, ASC 805			$ (2,400)	$ (4,000)	$ (4,100)